Income and Expenses - Other Operating Expense (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure Of Income And Expenses [Line Items]
Other operating expenses	€ 94.4	€ 2.4	€ 0.7
Loss on derivative instruments at fair value through profit or loss
Disclosure Of Income And Expenses [Line Items]
Other operating expenses	86.3	0.0	0.0
Other
Disclosure Of Income And Expenses [Line Items]
Other operating expenses	€ 8.1	€ 2.4	€ 0.7